Property and equipment (Tables)	12 Months Ended
Oct. 31, 2025
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Summary of Property and Equipment

$ millions, as at or for the year ended October 31		Right-of- use assets	Land and buildings (1)	Computer equipment	Office furniture, equipment and other (1)	Leasehold improvements (1)	Total
2025	Cost
	Balance at beginning of year	$2,933	$831	$1,087	$956	$1,670	$7,477
	Additions (2)	236	46	68	134	200	684
	Disposals (3)	(120)	(14)	(231)	(83)	(47)	(495)
	Adjustments (4)	5	1	2	3	2	13
	Balance at end of year	$3,054	$864	$926	$1,010	$1,825	$7,679
2024	Balance at end of year	$2,933	$831	$1,087	$956	$1,670	$7,477
2025	Accumulated depreciation
	Balance at beginning of year	$1,290	$359	$897	$547	$1,025	$4,118
	Depreciation and impairment	269	19	85	60	85	518
	Disposals (3)	(90)	(7)	(230)	(35)	(44)	(406)
	Adjustments (4)	2	1	1	1	1	6
	Balance at end of year	$1,471	$372	$753	$573	$1,067	$4,236
2024	Balance at end of year	$1,290	$359	$897	$547	$1,025	$4,118
	Net book value
	As at October 31, 2025	$1,583	$492	$173	$437	$758	$3,443
	As at October 31, 2024	$1,643	$472	$190	$409	$645	$3,359

(1)	Includes $427 million (2024: $196 million) of work-in-progress not subject to depreciation.
(2)	Includes impact of lease modifications.
(3)	Includes write-offs of fully depreciated assets.
(4)	Includes foreign currency translation adjustments.